Employee Termination, Asset Impairment and Other Charges (Tables)	12 Months Ended
Jul. 01, 2016
Restructuring Cost and Reserve [Line Items]
Schedule of Restructuring Reserve by Type of Cost [Table Text Block]
The Company recorded the following charges related to employee terminations benefits, asset impairment and other charges:

	2016	2015	2014
	(in millions)
Employee termination and other charges:
Restructuring Plan	$77	$—	$—
Closure of Foreign Manufacturing Facility	128	—	—
Business Realignment	103	94	33
Total employee termination and other charges	308	94	33
Asset impairment:
Restructuring Plan	5	—	—
Closure of Foreign Manufacturing Facility	24	—	—
Business Realignment	8	82	62
Total asset impairment	37	82	62
Total employee termination, asset impairment and other charges	$345	$176	$95

Restructuring Plan 2016 [Member]
Restructuring Cost and Reserve [Line Items]
Schedule of Restructuring Reserve by Type of Cost [Table Text Block]
The following table presents an analysis of the components of the restructuring charges, payments and adjustments made against the reserve as of July 1, 2016:

	Employee Termination Benefits	Contract Termination and Other	Total
	(in millions)
Charges	$58	$19	$77
Cash payments	(32)	(19)	(51)
Accrual balance at July 1, 2016	$26	$—	$26

Odawara [Member]
Restructuring Cost and Reserve [Line Items]
Schedule of Restructuring Reserve by Type of Cost [Table Text Block]
The following table presents an analysis of the components of the restructuring charges, payments and adjustments made against the reserve as of July 1, 2016:

	Employee Termination Benefits	Contract Termination and Other	Total
	(in millions)
Charges	$119	$9	$128
Cash payments	(104)	(10)	(114)
Non-cash items	(1)	1	—
Accrual balance at July 1, 2016	$14	$—	$14

Business Realignment Activities [Member]
Restructuring Cost and Reserve [Line Items]
Schedule of Restructuring Reserve by Type of Cost [Table Text Block]
The following table presents an analysis of the components of the restructuring charges, payments and adjustments made against the reserve as of July 1, 2016:

	Employee Termination Benefits	Contract Termination and Other	Total
	(in millions)
Accrual balance at June 27, 2014	$—	$—	$—
Charges	82	12	94
Cash payments	(72)	(2)	(74)
Non-cash items and other	—	(10)	(10)
Accrual balance at July 3, 2015	10	—	10
Charges	74	29	103
Cash payments	(67)	(23)	(90)
Non-cash items and other	(6)	(3)	(9)
Accrual balance at July 1, 2016	$11	$3	$14